Domini Impact International Equity Fund

Portfolio of Investments

April 30, 2020 (Unaudited)

Country/Security	Industry	Shares	Value
Common Stocks – 98.2%
Australia – 4.9%
BlueScope Steel, Ltd.	Materials	1,050,332	$6,887,458
Dexus	Real Estate	1,089,811	6,499,753
Fortescue Metals Group, Ltd.	Materials	1,902,172	14,604,908
Goodman Group	Real Estate	336,537	2,879,780
GPT Group (The)	Real Estate	727,100	2,007,621
Magellan Financial Group, Ltd.	Diversified Financials	244,693	8,052,832
Mirvac Group	Real Estate	2,372,924	3,464,219
Scentre Group	Real Estate	570,549	861,117
Stockland	Real Estate	1,513,774	2,824,092

			48,081,780

Austria – 0.3%
Raiffeisen Bank International AG	Banks	188,678	3,254,962

			3,254,962

Belgium – 1.0%
Ageas	Insurance	186,584	6,721,883
Galapagos NV (a)	Pharmaceuticals, Biotechnology & Life Sciences	14,344	3,165,763

			9,887,646

Brazil – 0.7%
Cia de Transmissao de Energia Eletrica Paulista	Utilities	778,500	2,794,276
Equatorial Energia SA	Utilities	271,900	920,682
Raia Drogasil SA	Food & Staples Retailing	115,700	2,239,493
WEG SA	Capital Goods	88,400	652,226

			6,606,677

China – 1.9%
China Life Insurance Co., Ltd., Class H	Insurance	2,442,000	5,208,151
Li Ning Co., Ltd.	Consumer Durables & Apparel	1,674,142	5,286,161
Ping An Insurance Group Co of China, Ltd., Class H	Insurance	481,590	4,900,879
Tingyi Cayman Islands Holding Corp.	Food, Beverage & Tobacco	1,942,000	3,447,311

			18,842,502

Denmark – 1.6%
Novo Nordisk A/S, Class B	Pharmaceuticals, Biotechnology & Life Sciences	68,529	4,370,567
Vestas Wind Systems A/S	Capital Goods	129,070	11,081,365

			15,451,932

Finland – 0.9%
Elisa Oyj	Telecommunication Services	70,730	4,295,981
Orion Oyj, Class B	Pharmaceuticals, Biotechnology & Life Sciences	41,809	2,123,598
Valmet Oyj	Capital Goods	120,012	2,743,185

			9,162,764

Domini Impact International Equity Fund

Portfolio of Investments (Continued)

April 30, 2020 (Unaudited)

Country/Security	Industry	Shares	Value
France – 8.6%
Air Liquide SA	Materials	15,642	$1,986,385
Alstom SA	Capital Goods	337,942	13,855,080
BNP Paribas SA	Banks	302,403	9,495,624
Carrefour SA	Food & Staples Retailing	118,403	1,757,547
CNP Assurances (a)	Insurance	136,184	1,404,266
Credit Agricole SA	Banks	368,095	2,959,271
Edenred	Software & Services	7,418	298,670
Eiffage SA	Capital Goods	136,709	11,166,499
Gecina SA	Real Estate	12,662	1,660,560
Kering SA	Consumer Durables & Apparel	18	9,152
Peugeot SA	Automobiles & Components	342,006	4,845,721
Sanofi	Pharmaceuticals, Biotechnology & Life Sciences	123,917	12,097,364
Sartorius Stedim Biotech	Pharmaceuticals, Biotechnology & Life Sciences	7,483	1,793,322
Schneider Electric SE	Capital Goods	191,560	17,693,627
Teleperformance	Commercial & Professional Services	12,539	2,807,439

			83,830,527

Germany – 5.4%
adidas AG	Consumer Durables & Apparel	42,678	9,765,475
Allianz SE	Insurance	13,705	2,520,883
Deutsche Post AG	Transportation	276,259	8,202,759
GEA Group AG	Capital Goods	94,491	2,167,281
HeidelbergCement AG	Materials	6,396	303,089
Merck KGaA	Pharmaceuticals, Biotechnology & Life Sciences	194,456	22,556,927
METRO AG	Food & Staples Retailing	228,059	1,991,617
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	Insurance	11,172	2,445,711
Siemens AG	Capital Goods	14,185	1,308,379
United Internet AG	Telecommunication Services	26,454	909,787

			52,171,908

Hong Kong – 1.4%
AIA Group, Ltd.	Insurance	102,600	941,657
Hong Kong Exchanges & Clearing, Ltd.	Diversified Financials	290,435	9,312,147
Xinyi Glass Holdings, Ltd.	Automobiles & Components	2,530,000	2,930,193

			13,183,997

Hungary – 0.6%
OTP Bank Nyrt	Banks	97,176	2,885,113
Richter Gedeon Nyrt	Pharmaceuticals, Biotechnology & Life Sciences	153,485	3,287,930

			6,173,043

India – 0.6%
Bharti Airtel, Ltd. (a)	Telecommunication Services	761,199	5,186,377
Dr Reddy’s Laboratories, Ltd.	Pharmaceuticals, Biotechnology & Life Sciences	17,810	921,269

			6,107,646

Israel – 0.9%
Check Point Software Technologies, Ltd. (a)	Software & Services	86,728	9,170,619

			9,170,619

Domini Impact International Equity Fund

Portfolio of Investments (Continued)

April 30, 2020 (Unaudited)

Country/Security	Industry	Shares	Value
Italy – 3.8%
Buzzi Unicem SpA	Materials	338,751	$6,642,624
Hera SpA	Utilities	526,063	1,946,371
Intesa Sanpaolo SpA	Banks	10,322,272	16,110,178
Terna Rete Elettrica Nazionale SpA	Utilities	1,760,082	11,015,977
Unipol Gruppo SpA	Insurance	430,286	1,483,911

			37,199,061

Japan – 25.2%
Alps Alpine Co., Ltd.	Technology Hardware & Equipment	102,500	1,076,425
Brother Industries, Ltd.	Technology Hardware & Equipment	500	8,504
Central Japan Railway Co.	Transportation	115,882	18,299,345
Dai Nippon Printing Co., Ltd.	Commercial & Professional Services	271,541	5,745,545
Eisai Co., Ltd.	Pharmaceuticals, Biotechnology & Life Sciences	150	10,509
Fancl Corp.	Household & Personal Products	302,786	7,284,548
FUJIFILM Holdings Corp.	Technology Hardware & Equipment	349,385	16,701,234
GungHo Online Entertainment, Inc.	Media & Entertainment	367,214	5,714,838
Hachijuni Bank, Ltd. (The)	Banks	627,522	2,248,750
Hoya Corp.	Health Care Equipment & Services	141,769	12,974,327
Kao Corp.	Household & Personal Products	34,900	2,700,922
K’s Holdings Corp.	Retailing	540,872	5,913,506
Matsumotokiyoshi Holdings Co., Ltd.	Food & Staples Retailing	228,900	7,906,421
Medipal Holdings Corp.	Health Care Equipment & Services	299,857	5,805,140
Mitsubishi Estate Co., Ltd.	Real Estate	321,425	5,218,534
Mitsubishi Gas Chemical Co., Inc.	Materials	532,252	6,543,704
Mitsui Fudosan Co., Ltd.	Real Estate	357,739	6,601,101
Morinaga & Co., Ltd.	Food, Beverage & Tobacco	30,400	1,253,733
MS&AD Insurance Group Holdings, Inc.	Insurance	86,510	2,501,217
Nikon Corp.	Consumer Durables & Apparel	560,527	5,232,445
Nintendo Co., Ltd.	Media & Entertainment	37,177	15,405,827
Nippon Electric Glass Co., Ltd.	Technology Hardware & Equipment	248,775	3,636,966
Nissan Motor Co., Ltd.	Automobiles & Components	3,359,299	11,474,981
Nomura Holdings, Inc.	Diversified Financials	1,305,909	5,438,277
Nomura Real Estate Holdings, Inc.	Real Estate	54,936	896,447
Nomura Research Institute, Ltd.	Software & Services	522,344	12,832,955
NTN Corp.	Capital Goods	5,300	10,202
ORIX Corp.	Diversified Financials	630	7,440
Otsuka Holdings Co., Ltd.	Pharmaceuticals, Biotechnology & Life Sciences	306,486	12,088,946
Seino Holdings Co., Ltd.	Transportation	455,920	5,447,054
Sekisui House, Ltd.	Consumer Durables & Apparel	258,100	4,443,364
Shimamura Co., Ltd.	Retailing	55,791	3,529,920
Sony Corp.	Consumer Durables & Apparel	170	10,979
Sundrug Co., Ltd.	Food & Staples Retailing	194,029	6,666,862
Taiyo Yuden Co., Ltd.	Technology Hardware & Equipment	348,696	9,757,153
TIS, Inc.	Software & Services	454,362	8,695,190

Domini Impact International Equity Fund

Portfolio of Investments (Continued)

April 30, 2020 (Unaudited)

Country/Security	Industry	Shares	Value
Japan (Continued)
Tokyo Electron, Ltd.	Semiconductors & Semiconductor Equipment	28,668	$6,127,432
Toppan Printing Co., Ltd.	Commercial & Professional Services	541,898	8,078,560
Toyo Seikan Group Holdings, Ltd.	Materials	271,427	2,763,378
Welcia Holdings Co., Ltd.	Food & Staples Retailing	31,400	2,287,689
Yamazaki Baking Co., Ltd.	Food, Beverage & Tobacco	326,100	5,787,261

			245,127,631

Jordan – 1.0%
Hikma Pharmaceuticals PLC	Pharmaceuticals, Biotechnology & Life Sciences	310,869	9,272,536

			9,272,536

Malaysia – 0.1%
RHB Bank Bhd	Banks	1,060,748	1,167,347

			1,167,347

Netherlands – 4.4%
Akzo Nobel NV	Materials	148,207	11,241,760
Altice Europe NV (a)	Media & Entertainment	1,609,749	6,419,192
Koninklijke Ahold Delhaize NV	Food & Staples Retailing	816,398	19,812,473
NXP Semiconductors NV	Semiconductors & Semiconductor Equipment	56,856	5,661,152

			43,134,577

Norway – 1.1%
DNB ASA	Banks	327,578	3,976,181
Orkla ASA	Food, Beverage & Tobacco	687,181	6,222,710

			10,198,891

Singapore – 2.3%
Ascendas Real Estate Investment Trust	Real Estate	485,600	1,017,293
CapitaLand, Ltd. (a)	Real Estate	956,100	2,032,150
Mapletree Commercial Trust	Real Estate	3,527,900	4,866,307
Singapore Exchange, Ltd.	Diversified Financials	1,935,122	13,218,757
United Overseas Bank, Ltd.	Banks	46,700	668,462
UOL Group, Ltd.	Real Estate	170,600	821,957

			22,624,926

South Africa – 0.5%
Clicks Group, Ltd.	Food & Staples Retailing	345,378	4,338,805

			4,338,805

South Korea – 0.8%
BNK Financial Group, Inc.	Banks	27,880	115,944
LG Electronics, Inc.	Consumer Durables & Apparel	27,377	1,232,104
LG Uplus Corp.	Telecommunication Services	450,220	4,943,895
Woori Financial Group, Inc.	Banks	136,734	946,943

			7,238,886

Domini Impact International Equity Fund

Portfolio of Investments (Continued)

April 30, 2020 (Unaudited)

Country/Security	Industry	Shares	Value
Spain – 2.3%
Acciona SA	Utilities	4,052	$401,411
Acerinox SA	Materials	167,844	1,263,762
Banco Bilbao Vizcaya Argentaria SA	Banks	2,326,251	7,600,184
Banco Santander SA	Banks	1,492,870	3,333,976
Telefonica SA	Telecommunication Services	2,020,498	9,234,060

			21,833,393

Sweden – 6.1%
Castellum AB	Real Estate	53,489	937,082
Essity AB, Class B (a)	Household & Personal Products	311,210	10,069,265
Getinge AB, Class B	Health Care Equipment & Services	367,724	7,039,977
Hennes & Mauritz AB, Class B	Retailing	996,002	13,598,908
ICA Gruppen AB	Food & Staples Retailing	93,797	4,099,292
Industrivarden AB, Class C (a)	Diversified Financials	61,693	1,260,937
L E Lundbergforetagen AB, Class B (a)	Diversified Financials	20,315	851,962
Tele2 AB, Class B	Telecommunication Services	552,662	7,117,971
Telefonaktiebolaget LM Ericsson, Class B	Technology Hardware & Equipment	1,656,807	14,137,696

			59,113,090

Switzerland – 9.1%
Adecco Group AG	Commercial & Professional Services	227,559	9,959,174
Geberit AG	Capital Goods	9,471	4,235,897
Novartis AG	Pharmaceuticals, Biotechnology & Life Sciences	425,074	36,278,916
PSP Swiss Property AG	Real Estate	8,811	1,023,657
Sonova Holding AG	Health Care Equipment & Services	68,647	12,399,868
Swiss Life Holding AG	Insurance	34,350	12,182,568
Swiss Prime Site AG	Real Estate	14,579	1,388,159
Swisscom AG	Telecommunication Services	8,186	4,253,820
Zurich Insurance Group AG	Insurance	21,695	6,879,206

			88,601,265

Taiwan – 1.5%
Asia Cement Corp.	Materials	745,232	1,094,820
Globalwafers Co., Ltd.	Semiconductors & Semiconductor Equipment	95,220	1,211,868
Lite-On Technology Corp.	Technology Hardware & Equipment	1,700,447	2,642,408
Novatek Microelectronics Corp.	Semiconductors & Semiconductor Equipment	213,277	1,326,361
Realtek Semiconductor Corp.	Semiconductors & Semiconductor Equipment	415,662	3,559,448
United Microelectronics Corp.	Semiconductors & Semiconductor Equipment	9,056,259	4,685,392

			14,520,297

Thailand – 0.1%
Gulf Energy Development PCL	Utilities	977,400	1,163,462

			1,163,462

United Kingdom – 10.0%
3i Group PLC	Diversified Financials	1,126,535	11,083,186
AVEVA Group PLC	Software & Services	69,514	3,124,530
Aviva PLC	Insurance	1,039,550	3,148,351
Berkeley Group Holdings PLC	Consumer Durables & Apparel	226,177	11,890,167

Domini Impact International Equity Fund

Portfolio of Investments (Continued)

April 30, 2020 (Unaudited)

Country/Security	Industry	Shares	Value
United Kingdom (Continued)
CNH Industrial NV (a)	Capital Goods	111,000	$693,978
Coca-Cola European Partners PLC	Food, Beverage & Tobacco	321,630	12,749,413
ConvaTec Group PLC	Health Care Equipment & Services	815,532	2,181,424
GlaxoSmithKline PLC	Pharmaceuticals, Biotechnology & Life Sciences	845,348	17,662,066
Great Portland Estates PLC	Real Estate	103,800	885,394
Inchcape PLC	Retailing	163,780	1,033,181
J Sainsbury PLC	Food & Staples Retailing	505,960	1,261,080
M&G PLC	Diversified Financials	937,385	1,556,304
Marks & Spencer Group PLC	Retailing	1,327,145	1,548,484
Next PLC	Retailing	22,929	1,367,167
Persimmon PLC	Consumer Durables & Apparel	52,301	1,451,193
Royal Mail PLC	Transportation	175,451	366,679
Segro PLC	Real Estate	278,493	2,923,321
Standard Life Aberdeen PLC	Diversified Financials	959,913	2,662,540
Travis Perkins PLC	Capital Goods	30,731	401,859
Unilever PLC	Household & Personal Products	237	12,222
Vodafone Group PLC	Telecommunication Services	13,554,831	19,149,543

			97,152,082

United States – 1.1%
Ferguson PLC	Capital Goods	81,035	5,851,390
Jazz Pharmaceuticals PLC (a)	Pharmaceuticals, Biotechnology & Life Sciences	45,301	4,994,435

			10,845,825

Total Investments – 98.2% (Cost $1,029,330,132)			955,458,077
Other Assets, less liabilities – 1.8%			17,945,353

Net Assets – 100.0%			$973,403,430

(a)	Non-income producing security.

As of the date of this report, certain foreign securities were fair valued by an independent pricing service under the direction of the Board of Trustees or its delegates in accordance with the Trust’s Valuation and Pricing Policies and Procedures.

See Notes to Portfolio of Investments

Domini Impact Equity Fund

Portfolio of Investments

April 30, 2020 (Unaudited)

Security	Shares	Value
Long Term Investments – 98.2%
Common Stocks – 98.2%
Communication Services – 11.8%
Alphabet, Inc., Class A (a)	26,200	$35,283,540
AT&T, Inc.	314,685	9,588,452
CenturyLink, Inc.	46,100	489,582
Charter Communications, Inc., Class A (a)	6,458	3,198,195
Comcast Corp., Class A	198,121	7,455,293
Electronic Arts, Inc. (a)	12,418	1,418,881
Netflix, Inc. (a)	18,938	7,951,119
New York Times Co. (The), Class A	6,000	195,120
Omnicom Group, Inc.	9,500	541,785
Take-Two Interactive Software, Inc. (a)	4,981	602,950
TELUS Corp.	103,394	1,690,492
Verizon Communications, Inc.	181,595	10,432,633
Walt Disney Co. (The)	79,193	8,564,723

		87,412,765

Consumer Discretionary – 12.0%
Advance Auto Parts, Inc.	2,957	357,531
Amazon.com, Inc. (a)	18,559	45,914,966
Aptiv PLC	10,900	758,095
Best Buy Co., Inc.	10,049	771,060
BorgWarner, Inc.	8,800	251,416
Chegg, Inc. (a)	45,614	1,949,999
Chipotle Mexican Grill, Inc. (a)	1,217	1,069,195
Cie Generale des Etablissements Michelin SCA ADR	36,650	710,277
eBay, Inc.	34,100	1,358,203
Fast Retailing Co., Ltd. ADR	23,653	1,129,194
Gap, Inc. (The)	12,345	100,241
Garmin, Ltd.	6,146	498,809
Home Depot, Inc. (The)	47,951	10,541,068
Kohl’s Corp.	6,912	127,596
Lowe’s Cos., Inc.	33,941	3,555,320
NIKE, Inc., Class B	54,449	4,746,864
NVR, Inc. (a)	150	465,000
Sony Corp. ADR	54,255	3,485,884
Starbucks Corp.	51,967	3,987,428
Target Corp.	22,451	2,463,773
Tesla, Inc. (a)	5,005	3,913,309
Ulta Beauty, Inc. (a)	2,398	522,572

		88,677,800

Domini Impact Equity Fund

Portfolio of Investments (Continued)

April 30, 2020 (Unaudited)

Security	Shares	Value
Consumer Staples – 6.7%
Beyond Meat, Inc. (a)	22,042	$2,181,937
Campbell Soup Co.	7,991	399,390
Church & Dwight Co., Inc.	10,612	742,734
Clorox Co. (The)	5,500	1,025,420
Colgate-Palmolive Co.	37,825	2,657,963
Costco Wholesale Corp.	19,103	5,788,209
Estee Lauder Cos., Inc. (The), Class A	8,677	1,530,623
General Mills, Inc.	26,199	1,569,058
JM Smucker Co. (The)	4,746	545,363
Kimberly-Clark Corp.	15,118	2,093,540
Kraft Heinz Co. (The)	29,023	880,267
Kroger Co. (The)	34,711	1,097,215
Lamb Weston Holdings, Inc.	6,400	392,704
Mondelez International, Inc., Class A	62,747	3,227,706
PepsiCo, Inc.	60,831	8,047,333
Procter & Gamble Co. (The)	107,325	12,650,398
Sysco Corp.	20,803	1,170,585
Unilever PLC ADR	48,985	2,540,852
Walgreens Boots Alliance, Inc.	32,848	1,421,990

		49,963,287

Energy – 0.1%
Legrand SA ADR	56,600	755,327

		755,327

Financials – 9.9%
Aflac, Inc.	30,115	1,121,483
Amalgamated Bank, Class A	43,499	465,439
American Express Co.	26,948	2,459,005
Bank of America Corp.	342,054	8,226,399
Bank of Montreal	28,531	1,452,228
Bank of New York Mellon Corp. (The)	36,600	1,373,964
Bank of Nova Scotia (The)	53,966	2,166,195
BlackRock, Inc.	4,834	2,426,861
Capital One Financial Corp.	19,818	1,283,414
Cboe Global Markets, Inc.	4,900	486,962
Charles Schwab Corp. (The)	51,658	1,948,540
Chubb, Ltd.	17,387	1,877,970
Cincinnati Financial Corp.	6,911	454,744
Citigroup, Inc.	93,208	4,526,180
CME Group, Inc.	15,698	2,797,541
Comerica, Inc.	5,954	207,556
Discover Financial Services	13,500	580,095
DNB ASA ADR	44,548	534,799
E*TRADE Financial Corp.	9,514	386,363
East West Bancorp, Inc.	6,000	210,420
Equitable Holdings, Inc.	18,500	338,920

Domini Impact Equity Fund

Portfolio of Investments (Continued)

April 30, 2020 (Unaudited)

Security	Shares	Value
Financials (Continued)
Everest Re Group, Ltd.	1,700	$294,321
FactSet Research Systems, Inc.	1,700	467,500
Federal Agricultural Mortgage Corp., Class C	6,889	459,014
Fifth Third Bancorp	30,956	578,568
Franklin Resources, Inc.	12,700	239,268
Hartford Financial Services Group, Inc. (The)	15,793	599,976
Huntington Bancshares, Inc.	43,800	404,712
Intercontinental Exchange, Inc.	24,395	2,182,133
Invesco, Ltd.	18,603	160,358
KeyCorp	42,900	499,785
MarketAxess Holdings, Inc.	1,600	728,016
Marsh & McLennan Cos., Inc.	22,430	2,183,112
Moody’s Corp.	7,214	1,759,495
Morgan Stanley	51,034	2,012,271
MSCI, Inc.	3,605	1,178,835
Nasdaq, Inc.	4,900	537,383
Northern Trust Corp.	8,800	696,608
PNC Financial Services Group, Inc. (The)	17,249	1,839,951
Principal Financial Group, Inc.	11,800	429,638
Progressive Corp. (The)	25,358	1,960,173
Prudential Financial, Inc.	17,161	1,070,331
Raymond James Financial, Inc.	5,400	355,968
Regions Financial Corp.	41,028	441,051
Reinsurance Group of America, Inc.	2,600	272,168
S&P Global, Inc.	10,798	3,162,518
SEI Investments Co.	5,900	300,664
State Street Corp.	15,600	983,424
Swiss Re AG ADR	49,093	887,601
T Rowe Price Group, Inc.	10,311	1,192,261
TD Ameritrade Holding Corp.	11,000	431,970
Toronto-Dominion Bank (The)	80,317	3,354,841
Travelers Cos., Inc. (The)	11,316	1,145,292
Truist Financial Corp.	59,502	2,220,615
US Bancorp	61,716	2,252,634
Voya Financial, Inc.	6,100	275,537
Zions Bancorp NA	7,099	224,399

		73,107,469

Health Care – 16.0%
AbbVie, Inc.	65,452	5,380,154
ABIOMED, Inc. (a)	1,800	344,250
Agilent Technologies, Inc.	13,600	1,042,576
Alcon, Inc. (a)	21,262	1,122,846
Alexion Pharmaceuticals, Inc. (a)	9,381	1,008,176

Domini Impact Equity Fund

Portfolio of Investments (Continued)

April 30, 2020 (Unaudited)

Security	Shares	Value
Health Care (Continued)
Align Technology, Inc. (a)	3,200	$687,520
Amgen, Inc.	25,919	6,200,343
Becton Dickinson and Co.	11,851	2,992,733
Biogen, Inc. (a)	7,667	2,275,796
BioMarin Pharmaceutical, Inc. (a)	7,700	708,554
Bio-Rad Laboratories, Inc., Class A (a)	900	396,090
Bio-Techne Corp.	1,600	360,000
Bristol-Myers Squibb Co.	98,901	6,014,170
Bruker Corp.	4,600	180,872
Cerner Corp.	13,123	910,605
Cooper Cos., Inc. (The)	2,100	602,070
Danaher Corp.	27,315	4,464,910
DENTSPLY SIRONA, Inc.	9,416	399,615
DexCom, Inc. (a)	7,526	2,522,715
Edwards Lifesciences Corp. (a)	9,224	2,006,220
Gilead Sciences, Inc.	55,846	4,691,064
GlaxoSmithKline PLC ADR	111,125	4,675,029
Haemonetics Corp. (a)	2,051	233,363
Henry Schein, Inc. (a)	6,300	343,728
Hill-Rom Holdings, Inc.	2,800	314,972
Hologic, Inc. (a)	41,588	2,083,559
IDEXX Laboratories, Inc. (a)	3,619	1,004,634
Illumina, Inc. (a)	6,549	2,089,327
Incyte Corp. (a)	7,700	751,982
Ionis Pharmaceuticals, Inc. (a)	5,300	294,309
Koninklijke Philips NV	39,921	1,752,931
Merck & Co., Inc.	112,035	8,888,857
Mettler-Toledo International, Inc. (a)	990	712,741
Nektar Therapeutics (a)	7,100	136,320
Novartis AG ADR	102,762	8,707,024
Novo Nordisk A/S ADR	74,278	4,704,026
PerkinElmer, Inc.	4,800	434,544
Pfizer, Inc.	242,870	9,316,493
Quest Diagnostics, Inc.	5,715	629,279
Regeneron Pharmaceuticals, Inc. (a)	3,642	1,915,255
ResMed, Inc.	6,146	954,597
Sanofi ADR	94,416	4,421,501
Seattle Genetics, Inc. (a)	13,876	1,904,203
STERIS PLC	3,600	513,000
Stryker Corp.	14,428	2,689,812
Teladoc Health, Inc. (a)	20,679	3,403,557
Thermo Fisher Scientific, Inc.	17,688	5,919,820
Varian Medical Systems, Inc. (a)	3,900	446,082
Veeva Systems, Inc., Class A (a)	5,906	1,126,865
Vertex Pharmaceuticals, Inc. (a)	11,443	2,874,481
Waters Corp. (a)	2,863	535,381

		118,088,951

Domini Impact Equity Fund

Portfolio of Investments (Continued)

April 30, 2020 (Unaudited)

Security	Shares	Value
Industrials – 6.1%
Alaska Air Group, Inc.	5,100	$165,852
Allegion PLC	3,900	392,106
AO Smith Corp.	5,800	245,804
Assa Abloy AB ADR	78,242	697,136
Brambles, Ltd. ADR	33,300	473,026
Carlisle Cos., Inc.	2,400	290,304
CH Robinson Worldwide, Inc.	5,900	418,310
Cintas Corp.	3,800	842,954
Copart, Inc. (a)	8,800	704,968
CoStar Group, Inc. (a)	1,571	1,018,416
Cummins, Inc.	6,641	1,085,803
Dai Nippon Printing Co., Ltd. ADR	22,500	237,825
Deere & Co.	13,945	2,022,862
Deutsche Post AG ADR	42,837	1,268,832
Donaldson Co., Inc.	5,200	227,916
Emerson Electric Co.	27,126	1,546,996
Expeditors International of Washington, Inc.	7,200	515,556
Fastenal Co.	24,558	889,491
Flowserve Corp.	5,300	149,301
Fortune Brands Home & Security, Inc.	5,800	279,560
Graco, Inc.	6,900	308,154
HD Supply Holdings, Inc. (a)	7,500	222,600
Hubbell, Inc.	2,400	298,632
IAA, Inc. (a)	5,500	212,300
IDEX Corp.	3,200	491,616
IHS Markit, Ltd.	14,294	961,986
Illinois Tool Works, Inc.	12,252	1,990,950
Ingersoll Rand, Inc. (a)	10,869	316,071
JB Hunt Transport Services, Inc.	3,800	384,256
JetBlue Airways Corp. (a)	13,588	132,347
Johnson Controls International PLC	32,636	950,034
KAR Auction Services, Inc.	5,500	82,390
Lennox International, Inc.	1,600	298,688
Makita Corp. ADR	10,500	339,701
Masco Corp.	12,400	508,896
Middleby Corp. (The) (a)	2,400	133,512
Nidec Corp. ADR	87,656	1,306,074
Nielsen Holdings PLC	15,500	228,315
Nordson Corp.	2,100	337,911

Domini Impact Equity Fund

Portfolio of Investments (Continued)

April 30, 2020 (Unaudited)

Security	Shares	Value
Industrials (Continued)
Old Dominion Freight Line, Inc.	4,800	$697,392
Owens Corning	4,533	196,551
PACCAR, Inc.	14,900	1,031,527
Pentair PLC	7,300	252,507
Quanta Services, Inc.	6,000	218,160
Robert Half International, Inc.	4,751	224,580
Rockwell Automation, Inc.	5,072	961,043
Roper Technologies, Inc.	4,457	1,519,971
Schneider Electric SE ADR	120,600	2,190,699
Sensata Technologies Holding PLC (a)	7,100	258,298
Siemens AG ADR	72,136	3,330,122
Simpson Manufacturing Co., Inc.	1,600	115,360
SKF AB ADR	18,000	281,700
Snap-on, Inc.	2,300	299,667
Stanley Black & Decker, Inc.	6,954	766,331
Thomson Reuters Corp.	7,300	514,723
Toro Co. (The)	4,500	287,145
Trane Technologies PLC	10,207	892,296
Trex Co., Inc. (a)	2,700	257,094
United Parcel Service, Inc., Class B	31,193	2,952,729
United Rentals, Inc. (a)	3,300	424,050
Vestas Wind Systems A/S ADR	25,600	732,544
Watts Water Technologies, Inc., Class A	17,323	1,427,415
Westinghouse Air Brake Technologies Corp.	7,591	428,284
Wolters Kluwer NV ADR	8,836	650,330
WW Grainger, Inc.	1,970	542,893
Xylem, Inc.	7,700	553,630

		44,984,492

Information Technology – 29.5%
Adobe, Inc. (a)	21,061	7,448,012
Advanced Micro Devices, Inc. (a)	51,650	2,705,944
Apple, Inc.	169,349	49,754,736
Applied Materials, Inc.	40,602	2,017,107
Autodesk, Inc. (a)	14,911	2,790,295
Automatic Data Processing, Inc.	17,768	2,606,388
Broadcom, Inc.	17,213	4,675,395
Cadence Design Systems, Inc. (a)	12,084	980,375
Cisco Systems, Inc.	172,091	7,293,217
Cognizant Technology Solutions Corp., Class A	24,523	1,422,825
Cree, Inc. (a)	42,386	1,828,108
Enphase Energy, Inc. (a)	15,534	727,457
Fiserv, Inc. (a)	25,034	2,580,004
Intel Corp.	188,279	11,292,974

Domini Impact Equity Fund

Portfolio of Investments (Continued)

April 30, 2020 (Unaudited)

Security	Shares	Value
Information Technology (Continued)
International Business Machines Corp.	38,766	$4,867,459
Intuit, Inc.	11,022	2,973,846
KLA Corp.	6,710	1,101,044
Lam Research Corp.	6,300	1,608,264
Mastercard, Inc., Class A	38,552	10,600,644
Microsoft Corp.	329,861	59,114,390
NetApp, Inc.	9,708	424,919
NVIDIA Corp.	25,777	7,534,102
Paychex, Inc.	14,031	961,404
Pluralsight, Inc., Class A (a)	106,384	1,748,953
salesforce.com, Inc. (a)	37,734	6,111,021
Square, Inc., Class A (a)	30,752	2,003,185
Synopsys, Inc. (a)	6,443	1,012,324
Texas Instruments, Inc.	41,352	4,799,727
Universal Display Corp.	10,767	1,616,342
Visa, Inc., Class A	74,403	13,297,304
VMware, Inc., Class A (a)	3,275	430,728
WEX, Inc. (a)	1,916	253,525

		218,582,018

Materials – 2.0%
Air Products & Chemicals, Inc.	9,759	2,201,435
Avery Dennison Corp.	3,500	386,365
Ecolab, Inc.	11,148	2,157,138
International Paper Co.	17,100	585,675
Linde PLC	23,730	4,366,083
Novozymes A/S ADR	9,200	448,040
Nucor Corp.	12,992	535,140
PPG Industries, Inc.	10,342	939,364
Sherwin-Williams Co. (The)	3,664	1,965,260
Vulcan Materials Co.	5,644	637,603
Westrock Co.	10,985	353,607

		14,575,710

Real Estate – 3.3%
Alexandria Real Estate Equities, Inc.	5,186	814,669
American Tower Corp.	19,309	4,595,542
Boston Properties, Inc.	6,046	587,550
CBRE Group, Inc., Class A (a)	13,922	597,672
Crown Castle International Corp.	18,422	2,937,020
Digital Realty Trust, Inc.	8,992	1,344,214
Duke Realty Corp.	15,500	537,850
Equinix, Inc.	3,731	2,519,171
Extra Space Storage, Inc.	5,300	467,672
Federal Realty Investment Trust	3,400	283,118

Domini Impact Equity Fund

Portfolio of Investments (Continued)

April 30, 2020 (Unaudited)

Security	Shares	Value
Real Estate (Continued)
Host Hotels & Resorts, Inc.	31,322	$385,574
Iron Mountain, Inc.	12,200	294,996
Kilroy Realty Corp.	4,600	286,396
Mid-America Apartment Communities, Inc.	4,900	548,408
Prologis, Inc.	32,595	2,908,452
Public Storage	6,477	1,201,160
Realty Income Corp.	14,121	775,525
Regency Centers Corp.	7,085	311,102
SBA Communications Corp.	4,807	1,393,646
UDR, Inc.	12,169	455,972
Ventas, Inc.	15,963	516,403
Welltower, Inc.	17,671	905,285

		24,667,397

Utilities – 0.8%
Alliant Energy Corp.	10,200	495,210
Avangrid, Inc.	2,547	109,521
Consolidated Edison, Inc.	14,361	1,131,647
Eversource Energy	14,158	1,142,551
National Grid PLC ADR	31,219	1,828,185
Red Electrica Corp. SA ADR	37,300	324,510
SSE PLC ADR	46,500	728,887
Terna Rete Elettrica Nazionale SpA ADR	20,500	383,965

		6,144,476

Rights – 0.0%
Health Care – 0.0%
Bristol-Myers Squibb Co., Exp. 3/31/21 (a)	19,993	90,168

		90,168

Total Investments – 98.2% (Cost $568,554,965)		727,049,860
Other Assets, less liabilities – 1.8%		13,329,633

Net Assets – 100.0%		$740,379,493

(a)	Non-income producing security.

Abbreviations

ADR — American Depositary Receipt

See Notes to Portfolio of Investments

Domini Sustainable Solutions Fund

Portfolio of Investments

April 30, 2020 (Unaudited)

Security	Shares	Value
Long Term Investments – 86.5%
Common Stocks – 86.5%
Consumer Discretionary – 6.1%
Chegg, Inc. (a)	3,326	$142,187
Tesla, Inc. (a)	546	426,906

		569,093

Consumer Staples – 6.0%
Axfood AB	11,258	239,208
Beyond Meat, Inc. (a)	3,298	326,469

		565,677

Financials – 5.9%
Amalgamated Bank, Class A	24,793	265,285
Federal Agricultural Mortgage Corp., Class C	4,399	293,105

		558,390

Health Care – 18.9%
BioMerieux	2,167	267,607
BioTelemetry, Inc. (a)	6,464	301,934
DexCom, Inc. (a)	841	281,903
GlaxoSmithKline PLC	11,660	243,615
Hologic, Inc. (a)	6,951	348,245
Seattle Genetics, Inc. (a)	1,019	139,838
Teladoc Health, Inc. (a)	1,202	197,837

		1,780,979

Industrials – 16.3%
Ameresco, Inc., Class A (a)	13,621	245,995
Kurita Water Industries Ltd.	8,867	248,258
Sunrun, Inc. (a)	17,690	248,191
Vestas Wind Systems A/S	2,864	245,890
Watts Water Technologies, Inc., Class A	2,889	238,054
Wolters Kluwer NV	4,162	305,976

		1,532,364

Information Technology – 33.3%
Atlassian Corp. PLC, Class A (a)	2,287	355,606
Autodesk, Inc. (a)	1,224	229,047
Blackbaud, Inc.	3,044	168,211
Blackline, Inc. (a)	4,111	249,702
Cree, Inc. (a)	6,035	260,290
Enphase Energy, Inc. (a)	5,599	262,201
First Solar, Inc. (a)	5,096	224,275
Itron, Inc. (a)	4,472	312,235
Mitek Systems, Inc. (a)	7,399	69,033
Pluralsight, Inc., Class A (a)	16,870	277,343
Square, Inc., Class A (a)	2,472	161,026

Domini Sustainable Solutions Fund

Portfolio of Investments (Continued)

April 30, 2020 (Unaudited)

Security	Shares	Value
Information Technology (Continued)
STMicroelectronics NV	8,232	$211,822
Universal Display Corp.	1,684	252,802
Zoom Video Communications, Inc., Class A (a)	703	95,024

		3,128,617

Total Investments – 86.5% (Cost $7,383,001)		8,135,120
Other Assets, less liabilities – 13.5%		1,267,172

Net Assets – 100.0%		$9,402,292

(a)	Non-income producing security.

As of the date of this report, certain foreign securities were fair valued by an independent pricing service under the direction of the Board of Trustees or its delegates in accordance with the Trust’s Valuation and Pricing Policies and Procedures.

Portfolio Holdings by Country (% Of Net Assets) (Unaudited)
United States	67.8%
Netherlands	3.3%
France	2.8%
Japan	2.6%
Denmark	2.6%
United Kingdom	2.6%
Sweden	2.5%
Switzerland	2.3%
Other Assets, less liabilities	13.5%

100.0%

See Notes to Portfolio of Investments

Domini Impact International Equity Fund

Domini Impact Equity Fund

Domini Sustainable Solutions Fund

NOTES TO PORTFOLIO OF INVESTMENTS

April 30, 2020 (Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Domini Investment Trust is a Massachusetts business trust registered under the Investment Company Act of 1940 as an open-end management investment company. The Domini Investment Trust comprises four separate series: Domini Impact International Equity Fund, Domini Impact Equity Fund, Domini Sustainable Solutions Fund and Domini Impact Bond Fund (each the “Fund,” collectively the “Funds”). The Portfolio of Investments of the Domini Impact Bond Fund are included elsewhere in this report. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (the “FASB”) Accounting Standard Codification Topic 946 “Financial Services — Investment Companies”. The Domini Impact International Equity Fund offers Investor shares, Class A shares, Institutional shares and Class Y shares. Class A, Institutional and Class Y shares of the Domini Impact International Equity Fund were not offered prior to November 28, 2008, November 30, 2012, and June 15, 2018 respectively. The Domini Impact Equity Fund offers Investor shares, Class A shares, Institutional shares and Class R shares. Class R shares of the Domini Impact Equity Fund commenced on November 28, 2003. Class A and Institutional shares of the Domini Impact Equity Fund commenced on November 28, 2008. The Domini Sustainable Solutions Fund commenced on April 1, 2020 and offers Investor shares and Institutional shares. The Investor shares, Institutional shares, Class R shares and Class Y shares are sold at their offering price, which is net asset value. The Class A shares are sold with a front-end sales charge (load) of up to 4.75%. The Institutional shares may only be purchased by or for the benefit of investors that meet the minimum investment requirements, and fall within the following categories: endowments, foundations, religious organizations and other nonprofit entities, individuals, retirement plan sponsors, family office clients, certain corporate or similar institutions, or omnibus accounts maintained by financial intermediaries and that are approved by the Fund’s Distributor. Class R shares are generally available only to certain eligible retirement plans and endowments, foundations, religious organizations, and other tax-exempt entities that are approved by the Fund’s Distributor. Class Y shares may only be purchased through omnibus accounts held on the books of the Fund for financial intermediaries that have been approved by the Funds’ distributor. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets, and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and registration fees, directly attributable to that class. Class R, Institutional and Class Y shares are not subject to distribution and service fees.

(A) Valuation of Investments. Securities listed or traded on national securities exchanges are valued at the last sale price reported by the security’s primary exchange or, if there have been no sales that day, at the mean of the current bid and ask price that represents the current value of the security. Securities listed on the NASDAQ National Market System are valued using the NASDAQ Official Closing Price (the “NOCP”). If an NOCP is not available for a security listed on the NASDAQ National Market System, the security will be valued at the last sale price or, if there have been no sales that day, at the mean of the current bid and ask price. Securities for which market quotations are not readily available or as a result of an event occurring after the close of the foreign market but before pricing the Funds are valued at fair value as determined in good faith under procedures established by and under the supervision of the Funds’ Board of Trustees. Securities that are primarily traded on foreign exchanges generally are valued at the closing price of such securities on their respective exchanges, except that if the Trusts’ manager or submanager, as applicable, is of the opinion that such price would result in an inappropriate value for a security, including as a result of an occurrence subsequent to the time a value was so established, then the fair value of those securities may be determined by consideration of other factors (including the use of an independent pricing service) by or under the direction of the Board of Trustees or its delegates.

The Funds follow a fair value hierarchy that distinguishes between (a) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (b) the Fund’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). These inputs are used in determining the value of the Funds’ investments and are summarized in the following fair value hierarchy:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, and evaluated quotation obtained from pricing services)

Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Domini Impact International Equity Fund

Domini Impact Equity Fund

Domini Sustainable Solutions Fund

NOTES TO PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2020 (Unaudited)

The following is a summary of the inputs used by the Domini Impact International Equity Fund, as of April 30, 2020, in valuing the Fund’s assets carried at fair value:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks
Australia	$—	$48,081,780	$—	$48,081,780
Austria	—	3,254,962	—	3,254,962
Belgium	3,165,763	6,721,883	—	9,887,646
Brazil	6,606,677	—	—	6,606,677
China	—	18,842,502	—	18,842,502
Denmark	—	15,451,932	—	15,451,932
Finland	—	9,162,764	—	9,162,764
France	—	83,830,527	—	83,830,527
Germany	—	52,171,908	—	52,171,908
Hong Kong	—	13,183,997	—	13,183,997
Hungary	—	6,173,043	—	6,173,043
India	—	6,107,646	—	6,107,646
Israel	9,170,619	—	—	9,170,619
Italy	—	37,199,061	—	37,199,061
Japan	—	245,127,631	—	245,127,631
Jordan	—	9,272,536	—	9,272,536
Malaysia	—	1,167,347	—	1,167,347
Netherlands	5,661,152	37,473,425	—	43,134,577
Norway	—	10,198,891	—	10,198,891
Singapore	—	22,624,926	—	22,624,926
South Africa	4,338,805	—	—	4,338,805
South Korea	—	7,238,886	—	7,238,886
Spain	—	21,833,393	—	21,833,393
Sweden	—	59,113,090	—	59,113,090
Switzerland	—	88,601,265	—	88,601,265
Taiwan	—	14,520,297	—	14,520,297
Thailand	—	1,163,462	—	1,163,462
United Kingdom	12,749,413	84,402,669	—	97,152,082
United States	4,994,435	5,851,390	—	10,845,825

Total	$46,686,864	$908,771,213	$—	$955,458,077

Domini Impact International Equity Fund

Domini Impact Equity Fund

Domini Sustainable Solutions Fund

NOTES TO PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2020 (Unaudited)

The following is a summary of the inputs used by the Domini Impact Equity Fund, as of April 30, 2020, in valuing the Fund’s assets carried at fair value:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks
Communication Services	$87,412,765	$—	$—	$87,412,765
Consumer Discretionary	88,677,800	—	—	88,677,800
Consumer Staples	49,963,287	—	—	49,963,287
Energy	755,327	—	—	755,327
Financials	73,107,469	—	—	73,107,469
Health Care	118,088,951	—	—	118,088,951
Industrials	44,984,492	—	—	44,984,492
Information Technology	218,582,018	—	—	218,582,018
Materials	14,575,710	—	—	14,575,710
Real Estate	24,667,397	—	—	24,667,397
Utilities	6,144,476	—	—	6,144,476
Rights
Health Care	90,168	—	—	90,168

Total	$727,049,860	$—	$—	$727,049,860

The following is a summary of the inputs used by the Domini Sustainable Solutions Fund, as of April 30, 2020, in valuing the Fund’s assets carried at fair value:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks
Consumer Discretionary	$569,094	$—	$—	$569,094
Consumer Staples	326,469	239,208	—	565,677
Financials	558,390	—	—	558,390
Health Care	1,269,755	511,222	—	1,780,977
Industrials	1,038,216	494,148	—	1,532,364
Information Technology	2,916,796	211,822	—	3,128,618

Total	$6,678,720	$1,456,400	$—	$8,135,120

Domini Impact Bond Fund

Portfolio of Investments

April 30, 2020 (Unaudited)

Security	Principal Amount*	Value
Long Term Investments – 115.6%
Mortgage Backed Securities – 54.5%
Agency Collateralized Mortgage Obligations – 3.6%
Federal Home Loan Mortgage Corp.
Series 3768, Class CB, 3.500%, 12/15/25	243,767	$256,821
Series 3800, Class CB, 3.500%, 2/15/26	383,000	404,881
Series 3806, Class L, 3.500%, 2/15/26	845,110	900,037
Series 3877, Class LM, 3.500%, 6/15/26	780,000	823,667
Series 4961, Class JB, 2.500%, 12/15/42	354,913	368,739
Federal National Mortgage Association
Series 2012-17, Class BC, 3.500%, 3/25/27	368,000	401,457
Series 2017-72, Class B, 3.000%, 9/25/47	142,966	152,440
Series 2017-72, Class CD, 3.000%, 9/25/47	149,537	159,785
Series 2018-72, Class BA, 3.500%, 7/25/54	211,569	224,419
Series 2020-1, Class AC, 3.500%, 8/25/58	529,941	575,348
Federal National Mortgage Association Connecticut Avenue Securities
Series C01, Class 1M2, 4.037%, (1 Month USD-LIBOR + 3.550%), 7/25/29 (a)	116,254	112,749
Series C07, Class 2M2, 4.837%, (1 Month USD-LIBOR + 4.350%), 5/25/29 (a)	175,280	173,633
FREMF Mortgage Trust
Series 2017-K64, Class B, 4.117%, 5/25/50 (a)(b)	70,000	71,960
Series 2017-K65, Class B, 4.214%, 7/25/50 (a)(b)	155,000	160,032
Series 2017-K66, Class B, 4.173%, 7/25/27 (a)(b)	136,000	140,095
Series 2017-K67, Class B, 4.079%, 9/25/49 (a)(b)	85,000	87,065
Series 2017-K68, Class B, 3.975%, 10/25/49 (a)(b)	90,000	91,663
Series 2017-K69, Class C, 3.854%, 10/25/49 (a)(b)	40,000	36,874
Series 2017-K71, Class B, 3.882%, 11/25/50 (a)(b)	220,000	226,839
Series 2017-K71, Class C, 3.882%, 11/25/50 (a)(b)	65,000	59,807
Series 2017-K725, Class B, 4.012%, 2/25/50 (a)(b)	100,000	102,394
Series 2017-K726, Class B, 4.109%, 7/25/49 (a)(b)	175,000	179,818
Series 2017-K729, Class B, 3.800%, 11/25/49 (a)(b)	250,000	254,200
Series 2017-K729, Class C, 3.800%, 11/25/49 (a)(b)	90,000	86,402
Series 2018-K154, Class B, 4.159%, 11/25/32 (a)(b)	67,000	52,731
Series 2018-KW07, Class B, 4.221%, 10/25/31 (a)(b)	461,000	355,623
STACR Trust, Series 2018-HRP1, Class M2, 2.137%, (1 Month USD-LIBOR + 1.650%), 4/25/43 (a)(b)	62,347	58,953

		6,518,432

Commercial Mortgage-Backed Securities – 4.9%
245 Park Avenue Trust, Series 2017-245P, Class A, 3.508%, 6/5/37 (b)	712,000	760,753
BANK, Series 2017-BNK8, Class ASB, 3.314%, 11/15/50	147,000	156,946
BWAY Mortgage Trust, Series 2013-1515, Class A1, 2.809%, 3/10/33 (b)	116,848	118,661
COMM Mortgage Trust
Series 2013-WWP, Class A2, 3.424%, 3/10/31 (b)	640,000	675,598
Series 2013-WWP, Class B, 3.726%, 3/10/31 (b)	644,000	684,752
Series LC6, Class A4, 2.941%, 1/10/46	304,902	312,269
CPT Mortgage Trust, Series 2019-CPT, Class A, 2.865%, 11/13/39 (b)	240,000	259,049

Domini Impact Bond Fund

Portfolio of Investments (continued)

April 30, 2020 (Unaudited)

Security	Principal Amount*	Value
Commercial Mortgage-Backed Securities (Continued)
DC Office Trust, Series MTC, Class A, 2.965%, 9/15/45 (b)	370,000	$389,968
GS Mortgage Securities Corp. Trust, Series 2017-500K, Class A, 1.514%, (1 Month USD-LIBOR + 0.700%), 7/15/32 (a)(b)	395,000	385,118
Hudson Yards Mortgage Trust, Series 2016-10HY, Class A, 2.835%, 8/10/38 (b)	1,000,000	1,029,408
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2018-AON, Class A, 4.128%, 7/5/31 (b)	555,000	578,554
MAD Mortgage Trust, Series 2017-330M, Class A, 3.294%, 8/15/34 (a)(b)	729,000	740,820
MKT Mortgage Trust, Series 525M, Class A, 2.694%, 2/12/40 (b)	600,000	579,782
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C12, Class A4, 4.259%, 10/15/46 (a)	300,000	321,402
Series 2014-C15, Class A4, 4.051%, 4/15/47	300,000	319,878
Series 2014-C19, Class A4, 3.526%, 12/15/47	180,167	189,176
Morgan Stanley Capital I Trust, Series 2017-CLS, Class A, 1.514%, (1 Month USD-LIBOR + 0.700%), 11/15/34 (a)(b)	531,000	515,464
One Market Plaza Trust, Series 2017-1MKT, Class A, 3.614%, 2/10/32 (b)	710,000	741,278

		8,758,876

Federal Home Loan Mortgage Corporation – 3.3%
Federal Home Loan Mortgage Corp. 2.500%, 8/1/27	48,725	51,075
2.500%, 11/1/27	129,132	135,883
2.870%, (12 Month USD-LIBOR + 1.636%), 10/1/43 (a)	137,646	141,860
3.000%, 1/1/27	174,991	185,247
3.000%, 7/1/42	65,826	70,366
3.000%, 5/1/45	426,272	456,824
3.500%, 12/1/32	220,007	236,793
3.500%, 6/1/48	2,109,640	2,236,250
4.000%, 2/1/37	56,263	60,820
4.000%, 8/1/39	48,325	53,430
4.000%, 10/1/39	99,653	109,166
4.000%, 10/1/39	81,105	88,874
4.000%, 11/1/39	44,906	49,193
4.000%, 10/1/40	129,923	144,265
4.000%, 11/1/40	156,376	171,067
4.000%, 11/1/40	21,699	24,009
4.000%, 11/1/40	17,257	18,874
4.000%, 12/1/40	74,409	81,438
4.000%, 6/1/41	11,790	12,652
4.500%, 4/1/35	109,160	119,703
4.500%, 9/1/35	149,406	164,610
4.500%, 7/1/36	92,158	101,913
4.500%, 6/1/39	235,015	261,391
4.500%, 9/1/40	35,817	39,800
4.500%, 2/1/41	73,706	81,891
5.000%, 8/1/33	17,897	20,437

Domini Impact Bond Fund

Portfolio of Investments (continued)

April 30, 2020 (Unaudited)

Security	Principal Amount*	Value
Federal Home Loan Mortgage Corporation (Continued)
5.000%, 10/1/33	9,523	$10,523
5.000%, 4/1/35	22,754	26,020
5.000%, 7/1/35	148,599	169,861
5.000%, 7/1/35	25,952	29,669
5.000%, 1/1/37	92,234	105,384
5.000%, 7/1/40	75,775	86,703
5.000%, 4/1/41	62,691	71,728
5.500%, 12/1/36	97,372	111,373
5.500%, 8/1/40	133,091	152,127
6.000%, 8/1/36	15,260	17,642
6.000%, 7/1/39	89,349	103,372

		6,002,233

Federal National Mortgage Association – 31.2%
Federal National Mortgage Association
2.000%, 10/1/27	174,500	180,339
2.000%, 1/1/28	141,176	145,893
2.500%, 6/1/24	241,912	253,191
2.500%, 11/1/31	125,379	131,406
2.500%, 12/1/31	29,357	30,771
2.500%, 12/1/43	304,909	319,859
2.500%, 4/1/45	203,662	213,651
2.619%, (12 Month USD-LIBOR + 1.580%), 5/1/44 (a)	59,757	61,525
3.000%, 8/1/46	79,279	83,979
3.000%, 10/1/46	1,298,627	1,375,028
3.000%, 11/1/46	1,706,780	1,808,852
3.000%, 12/1/46	604,137	640,058
3.000%, 2/25/49	164,419	173,830
3.500%, 12/1/31	11,510	12,174
3.500%, 1/1/32	207,121	222,854
3.500%, 1/1/32	114,527	123,238
3.500%, 10/1/32	160,353	172,545
3.500%, 6/1/46	1,287,558	1,380,201
3.500%, 1/1/48	1,150,032	1,222,280
4.000%, 11/1/30	21,783	23,595
4.000%, 10/1/33	117,748	127,517
4.000%, 12/1/36	37,291	40,312
4.000%, 8/1/39	53,370	58,419
4.000%, 10/1/39	32,690	35,787
4.000%, 12/1/39	47,114	51,570
4.000%, 1/1/40	409,420	448,066
4.000%, 3/1/40	55,282	60,561
4.000%, 8/1/40	107,775	118,064
4.000%, 8/1/40	19,049	20,862
4.000%, 10/1/40	177,695	197,411

Domini Impact Bond Fund

Portfolio of Investments (continued)

April 30, 2020 (Unaudited)

Security	Principal Amount*	Value
Federal National Mortgage Association (Continued)
4.000%, 10/1/40	35,445	$38,944
4.000%, 11/1/40	43,700	47,867
4.000%, 11/1/40	25,740	28,198
4.000%, 12/1/40	66,772	75,467
4.000%, 2/1/41	90,771	99,431
4.500%, 8/1/35	32,530	35,714
4.500%, 8/1/36	36,658	40,650
4.500%, 8/1/38	83,945	93,396
4.500%, 3/1/39	115,135	128,068
4.500%, 9/1/39	49,138	54,603
4.500%, 2/1/40	49,481	55,048
4.500%, 8/1/40	113,333	126,837
4.500%, 1/1/41	40,695	45,254
4.500%, 9/1/41	71,958	79,992
5.000%, 10/1/39	4,806	5,486
5.500%, 8/1/37	63,251	72,377
6.000%, 12/1/35	34,787	40,011
6.000%, 3/1/36	202,226	233,865
6.000%, 6/1/36	71,690	82,908
6.000%, 8/1/37	18,521	21,404
6.000%, 3/1/38	32,834	37,948
TBA 15 Yr, 2.500%, 5/18/35 (c)	2,600,000	2,718,727
TBA 15 Yr, 3.000%, 5/18/35 (c)	3,600,000	3,796,594
TBA 30 Yr, 2.500%, 5/13/50 (c)	6,600,000	6,875,086
TBA 30 Yr, 3.000%, 5/13/50 (c)	17,700,000	18,686,637
TBA 30 Yr, 3.500%, 5/13/50 (c)	6,400,000	6,763,065
TBA 30 Yr, 4.000%, 5/13/50 (c)	5,800,000	6,178,127

		56,195,542

Government National Mortgage Association – 11.5%
Government National Mortgage Association
4.000%, 7/20/49	1,720,338	1,829,641
TBA 30 Yr, 2.500%, 5/20/50 (c)	2,000,000	2,111,719
TBA 30 Yr, 2.500%, 6/22/50 (c)	1,900,000	2,001,086
TBA 30 Yr, 3.000%, 5/20/50 (c)	7,600,000	8,090,920
TBA 30 Yr, 3.500%, 5/20/50 (c)	5,300,000	5,622,555
TBA 30 Yr, 4.500%, 5/20/50 (c)	900,000	963,000

		20,618,921

Total Mortgage Backed Securities
(Cost $96,230,569)		98,094,004

Corporate Bonds and Notes – 30.9%
Communications – 3.1%
Alibaba Group Holding, Ltd., 2.800%, 6/6/23	200,000	206,964
Amazon.com, Inc.
3.875%, 8/22/37	200,000	244,340
4.800%, 12/5/34	325,000	439,869

Domini Impact Bond Fund

Portfolio of Investments (continued)

April 30, 2020 (Unaudited)

Security	Principal Amount*	Value
Communications (Continued)
AT&T, Inc.
3.950%, 1/15/25	445,000	$482,755
4.750%, 5/15/46	715,000	830,187
CBS Corp., 2.900%, 1/15/27	400,000	384,006
Charter Communications Operating LLC/Charter Communications Operating Capital senior secured note
5.750%, 4/1/48	225,000	284,983
6.484%, 10/23/45	300,000	393,538
Cox Communications, Inc.
3.150%, 8/15/24 (b)	165,000	174,643
3.850%, 2/1/25 (b)	10,000	10,786
4.800%, 2/1/35 (b)	250,000	289,724
eBay, Inc., 3.600%, 6/5/27	195,000	212,141
Gray Television, Inc., 5.875%, 7/15/26 (b)	200,000	192,930
Verizon Communications, Inc.
3.376%, 2/15/25	57,000	62,416
3.875%, 2/8/29	210,000	242,535
4.016%, 12/3/29	370,000	433,219
Vodafone Group PLC
4.375%, 2/19/43	400,000	452,401
6.150%, 2/27/37	185,000	240,678

		5,578,115

Consumer, Cyclical – 3.1%
Aptiv Corp., 4.150%, 3/15/24	401,000	408,520
Core & Main L.P., 6.125%, 8/15/25 (b)	45,000	43,481
Fred Hutchinson Cancer, 3.949%,	900,000	900,000
Home Depot, Inc. (The), 5.950%, 4/1/41	420,000	624,887
Kohl’s Corp., 9.500%, 5/15/25	405,000	416,969
Lennar Corp., 4.125%, 1/15/22	245,000	247,060
Marriott International, Inc., 2.875%, 3/1/21	1,025,000	1,005,225
O’Reilly Automotive, Inc., 3.800%, 9/1/22	155,000	159,235
Starbucks Corp.
3.750%, 12/1/47	275,000	293,120
4.450%, 8/15/49	750,000	900,322
Toll Brothers Finance Corp., 4.350%, 2/15/28	600,000	595,260

		5,594,079

Consumer, Non-cyclical – 6.8%
Advocate Health & Hospitals Corp., 2.211%, 6/15/30 (c)	325,000	326,989
Allina Health System, 4.805%, 11/15/45	291,000	365,424
Amgen, Inc., 3.200%, 11/2/27	525,000	572,978
Biogen, Inc., 5.200%, 9/15/45	400,000	524,415
Boston Medical Center Corp., 4.519%, 7/1/26	705,000	733,546
Bristol-Myers Squibb Co., 3.875%, 8/15/25 (b)	325,000	370,781

Domini Impact Bond Fund

Portfolio of Investments (continued)

April 30, 2020 (Unaudited)

Security	Principal Amount*	Value
Consumer, Non-cyclical (Continued)
Children’s Hospital Corp. (The), 4.115%, 1/1/47	230,000	$276,608
City of Hope, 5.623%, 11/15/43	250,000	341,401
CommonSpirit Health, 3.347%, 10/1/29	182,000	180,121
Conservation Fund A Nonprofit Corp. (The), 3.474%, 12/15/29	800,000	850,885
Dignity Health
4.500%, 11/1/42	408,000	399,209
5.267%, 11/1/64	250,000	263,631
ERAC USA Finance LLC, 3.850%, 11/15/24 (b)	500,000	515,437
Howard University, 2.657%, 10/1/26	100,000	101,182
JM Smucker Co. (The), 4.250%, 3/15/35	380,000	438,939
Kaiser Foundation Hospitals, 3.150%, 5/1/27	185,000	203,699
Keurig Dr Pepper, Inc., 3.800%, 5/1/50	95,000	101,664
McCormick & Co, Inc., 2.500%, 4/15/30	155,000	159,986
Memorial Sloan-Kettering Cancer Center
4.125%, 7/1/52	120,000	148,022
Series 2015, 4.200%, 7/1/55	10,000	12,657
New York and Presbyterian Hospital (The), 4.024%, 8/1/45	215,000	257,187
Northeastern University, 5.285%, 3/1/32	100,000	123,675
Ochsner Clinic Foundation, 5.897%, 5/15/45	400,000	517,441
Orlando Health Obligated Group, 4.416%, 10/1/44	395,000	434,587
President & Fellows of Harvard College, 2.517%, 10/15/50	1,025,000	1,077,826
Rush Obligated Group, 3.922%, 11/15/29	375,000	410,272
Stanford Health Care, 3.310%, 8/15/30	595,000	649,484
Thermo Fisher Scientific, Inc.
2.375%, 4/15/32	305,000	376,956
4.133%, 3/25/25	375,000	423,584
4.150%, 2/1/24	265,000	292,912
Trinity Health Corp., 3.434%, 12/1/48	800,000	828,207

		12,279,705

Energy – 0.5%
Azure Power Solar Energy Pvt, Ltd., 5.650%, 12/24/24 (b)	500,000	462,500
Greenko Dutch BV, 5.250%, 7/24/24 (b)	545,000	488,849

		951,349

Financial – 11.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.500%, 5/26/22	775,000	721,458
AIA Group, Ltd., 4.500%, 3/16/46 (b)	325,000	388,476
Air Lease Corp., 3.625%, 12/1/27	500,000	421,166
American International Group, Inc.,3.900%, 4/1/26	380,000	412,133
American Tower Corp.
3.375%, 5/15/24	235,000	251,135
5.000%, 2/15/24	362,000	405,664
Aon PLC, 4.750%, 5/15/45	500,000	614,769
AXA SA, 8.600%, 12/15/30	400,000	556,252

Domini Impact Bond Fund

Portfolio of Investments (continued)

April 30, 2020 (Unaudited)

Security	Principal Amount*	Value
Financial (Continued)
Bank of America Corp.
Series MTN, 2.456%, (3 Month USD-LIBOR + 0.87%), 10/22/25 (a)	545,000	$558,236
Series MTN, 3.124%, (3 Month USD-LIBOR + 1.16%), 1/20/23 (a)	725,000	744,673
BlackRock, Inc., 1.900%, 1/28/31 (c)	740,000	741,565
BlueHub Loan Fund, Inc., 2.890%, 1/1/27	600,000	638,044
BNP Paribas SA, 3.800%, 1/10/24 (b)	245,000	258,468
Boston Properties L.P.
3.650%, 2/1/26	430,000	450,946
4.500%, 12/1/28	500,000	564,624
BPCE SA
3.000%, 5/22/22 (b)	250,000	253,764
4.875%, 4/1/26 (b)	500,000	543,596
Brandywine Operating Partnership L.P., 4.550%, 10/1/29	500,000	534,815
Capital One Financial Corp. subordinated note
3.750%, 7/28/26	80,000	79,346
3.750%, 3/9/27	80,000	81,559
4.200%, 10/29/25	155,000	159,169
Citigroup, Inc., 3.352%, (3 Month USD-LIBOR + 0.8966%), 4/24/25 (a)	475,000	499,843
Cooperatieve Rabobank UA
3.875%, 9/26/23 (b)	250,000	265,818
3.950%, 11/9/22	375,000	387,482
Credit Agricole SA, 4.125%, 1/10/27 (b)	510,000	558,253
Crown Castle International Corp., 3.700%, 6/15/26	300,000	326,372
Discover Financial Services, 3.750%, 3/4/25	325,000	328,916
Duke Realty L.P., 3.625%, 4/15/23	200,000	206,640
Fifth Third Bancorp, 8.250%, 3/1/38	425,000	633,666
HAT Holdings I LLC/HAT Holdings II LLC, 6.000%, 4/15/25 (b)	450,000	451,125
Huntington Bancshares, Inc., 3.150%, 3/14/21	425,000	431,462
ING Groep NV
3.950%, 3/29/27	200,000	217,866
4.625%, 1/6/26 (b)	750,000	843,016
Kimco Realty Corp., 3.400%, 11/1/22	160,000	163,326
Marsh & McLennan Cos., Inc., 3.300%, 3/14/23	100,000	104,087
Massachusetts Mutual Life Insurance Co., 3.375%, 4/15/50 (b)	550,000	567,119
Morgan Stanley
3.625%, 1/20/27	335,000	365,076
3.950%, 4/23/27	210,000	224,724
Nationwide Mutual Insurance Co., 4.350%, 4/30/50 (b)	550,000	554,299
New York Life Insurance Co., 3.750%, 5/15/50 (b)	160,000	182,021
Nuveen Finance LLC, 4.125%, 11/1/24 (b)	160,000	172,278
Prologis L.P., 3.250%, 10/1/26	165,000	178,588
Prudential PLC, 3.125%, 4/14/30	155,000	160,121
Regency Centers L.P., 3.750%, 6/15/24	300,000	304,226
Reinsurance Group of America, Inc.
3.950%, 9/15/26	250,000	268,747
Series MTN, 4.700%, 9/15/23	164,000	173,042

Domini Impact Bond Fund

Portfolio of Investments (continued)

April 30, 2020 (Unaudited)

Security	Principal Amount*	Value
Financial (Continued)
SBA Tower Trust, 3.168%, 4/11/22 (b)	290,000	$294,225
Standard Chartered PLC, 5.700%, 3/26/44 (b)	250,000	306,428
Truist Financial Corp., 3.875%, 3/19/29	575,000	611,454
U.S. Bancorp, 3.600%, 9/11/24	493,000	534,927
USAA Capital Corp., 2.125%, 5/1/30 (b)	885,000	914,473
Ventas Realty L.P., 3.500%, 2/1/25	500,000	495,075

		21,104,553

Industrial – 1.3%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 4.250%, 9/15/22 (b)	260,000	263,003
CNH Industrial Capital LLC, 4.875%, 4/1/21	750,000	756,283
Illinois Tool Works, Inc., 4.875%, 9/15/41	175,000	227,165
Klabin Austria GmbH, 5.750%, 4/3/29 (b)	480,000	470,813
Ryder System, Inc., 2.500%, 5/11/20	145,000	144,988
WRKCo, Inc., 3.000%, 9/15/24	375,000	383,758

		2,246,010

Technology – 1.8%
Broadcom Corp/Broadcom Cayman Finance, Ltd., 3.625%, 1/15/24	355,000	371,198
Broadcom, Inc., 5.000%, 4/15/30 (b)	815,000	919,923
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc., 5.750%, 3/1/25 (b)	395,000	388,648
Hewlett Packard Enterprise Co., 4.650%, 10/1/24	1,200,000	1,276,929
Micron Technology, Inc., 4.640%, 2/6/24	260,000	279,811
Microsoft Corp., 3.700%, 8/8/46	5,000	6,170

		3,242,679

Utilities – 2.6%
Aegea Finance S.a.r.l., 5.750%, 10/10/24 (b)	370,000	363,599
Avangrid, Inc., 3.200%, 4/15/25	615,000	650,219
Clearway Energy Operating LLC, 4.750%, 3/15/28 (b)	800,000	816,520
Consolidated Edison Co of New York, Inc.
3.950%, 4/1/50	915,000	1,098,615
Series A, 4.125%, 5/15/49	155,000	189,069
NSTAR Electric Co., 3.950%, 4/1/30	830,000	987,290
Public Service Co. of Colorado, 4.100%, 6/15/48	420,000	538,352

		4,643,664

Total Corporate Bonds and Notes
(Cost $51,823,036)		55,640,154

U.S. Government Agency Obligations – 12.0%
Federal Farm Credit Banks Funding Corp. 2.625%, 10/15/49	1,140,000	1,355,399
2.780%, 11/2/37	1,800,000	2,114,211
3.430%, 4/6/45	1,000,000	1,334,365
3.660%, 3/7/44	974,000	1,333,403
Federal Home Loan Banks, 2.375%, 3/14/25	4,200,000	4,555,265

Domini Impact Bond Fund

Portfolio of Investments (continued)

April 30, 2020 (Unaudited)

Security	Principal Amount*	Value
U.S. Government Agency Obligations (Continued)
Federal Home Loan Mortgage Corp., 1.500%, 2/12/25	5,600,000	$5,851,096
Federal National Mortgage Association, 5.625%, 7/15/37	3,086,000	5,093,509

Total U.S. Government Agencies
(Cost $19,313,704)		21,637,248

Municipal Bonds – 10.3%
American Municipal Power-Ohio, Inc., (Meldahl Hydroelectric Project), 6.270%, 2/15/50	490,000	660,834
Bay Area Toll Authority, CA, Toll Bridge Revenue
6.918%, 4/1/40	125,000	190,035
7.043%, 4/1/50	325,000	543,793
California, 7.625%, 3/1/40	525,000	876,577
California Health Facilities Financing Authority, 2.984%, 6/1/29	760,000	741,783
Commonwealth Financing Authority, 2.758%, 6/1/30	850,000	868,632
Cook County Community High School District No. 228, IL, 5.019%, 12/1/41 (Insurer AGM)	435,000	552,702
County of Riverside, CA
2.963%, 2/15/27 (c)	670,000	677,068
3.070%, 2/15/28 (c)	670,000	676,888
District of Columbia, (Ingleside at Rock Creek), 4.125%, 7/1/24	500,000	459,740
Illinois
3.860%, 4/1/21	215,000	215,892
5.100%, 6/1/33	335,000	302,197
Indiana Finance Authority Revenue, 3.624%, 7/1/36	235,000	256,390
Inland Valley Development Agency, 5.500%, 3/1/24 (Insurer AGM)	70,000	78,147
Lancaster County Hospital Authority, PA, (Brethren Village)
5.000%, 7/1/24	165,000	164,622
5.000%, 7/1/25	135,000	134,325
Los Angeles Department of Airports, CA, (Los Angeles International Airport), 3.887%, 5/15/38.	140,000	150,210
Maryland Health and Higher Educational Facilities Authority, (Meritus Medical Center)
3.968%, 7/1/27	205,000	228,069
4.168%, 7/1/29	40,000	45,684
Massachusetts Development Finance Agency, (NewBridge on the Charles, Inc.), 4.000%, 10/1/22	100,000	95,539
Massachusetts Health and Educational Facilities Authority, (Northeastern University), 6.432%, 10/1/35	420,000	552,884
Michigan Finance Authority, (City of Detroit), 2.741%, 4/1/21	320,000	324,003
New Jersey Turnpike Authority
7.102%, 1/1/41	225,000	344,486
7.414%, 1/1/40	200,000	314,828
New York Transportation Development Corp., 4.248%, 9/1/35	595,000	632,497
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), 3.473%, 7/1/28	500,000	499,865
Oklahoma Development Finance Authority, (OU Medicine)
4.650%, 8/15/30 (Insurer AGM)	130,000	148,658
5.450%, 8/15/28	770,000	887,702
Oklahoma State University, 3.627%, 9/1/30 (c)	880,000	931,850
Oregon Health and Science University, 5.000%, 1/1/45	350,000	434,850

Domini Impact Bond Fund

Portfolio of Investments (continued)

April 30, 2020 (Unaudited)

Security	Principal Amount*		Value
Municipal Bonds (Continued)
Pennsylvania Industrial Development Authority, 3.556%, 7/1/24 (b)	505,000		$533,320
Philadelphia, PA, Water and Wastewater Revenue, 4.189%, 10/1/29	665,000		731,021
Regents of the University of California Medical Center Pooled Revenue, 3.706%, 11/15/19	900,000		917,721
Sacramento, CA, 5.730%, 8/15/23 (Insurer NATL)	340,000		374,670
San Bernardino County, CA, Pension Obligation Revenue, 6.020%, 8/1/23 (Insurer AGM)	245,000		266,283
Shelby County, Health, Educational and Housing Facilities Board, (Trezevant Manor Project)
4.000%, 9/1/21	250,000		239,648
4.000%, 9/1/22	250,000		232,175
Sustainable Energy Utility, Inc., 2.344%, 9/15/29	900,000		899,307
Washington Housing Finance Commission, (Presbyterian Retirement Communities), 4.000%, 1/1/24	400,000		401,776
Washington Housing Finance Commission, (Transforming Age), 3.000%, 7/1/21 (b)	985,000		952,840

Total Municipal Bonds (Cost $17,749,283)			18,539,511

Foreign Government & Agency Securities – 4.6%
City of Toronto Canada, 2.600%, 9/24/39	1,060,000	CAD	780,803
Hong Kong Government International Bond, 2.500%, 5/28/24 (b)	750,000		791,233
Japan Treasury Discount Bill, 0.000%, 5/11/20	568,850,000	JPY	5,319,761
Republic of Chile, 0.830%, 7/2/31	1,370,000	EUR	1,377,879

Total Foreign Government & Agency Securities (Cost $8,282,852)			8,269,676

Senior Floating Rate Interests – 2.3%
Consumer Discretionary – 0.8%
American Builders & Contractors Supply Co., Inc. 2019 Term Loan, 2.404%, (1 mo. USD LIBOR + 2.000%), 1/15/27 (a)	497,500		470,448
Charter Communications Operating, LLC 2019 Term Loan B2, 2.160%, (1 mo. USD LIBOR + 1.750%), 2/1/27 (a)	288,877		278,921
Harbor Freight Tools USA, Inc. 2018 Term Loan B, 3.250%, (1 mo. USD LIBOR + 2.500%), 8/18/23 (a)	234,496		223,357
Mission Broadcasting, Inc. 2018 Term Loan B3, 3.235%, (1 mo. USD LIBOR + 2.250%), 1/17/24 (a)	27,035		25,562
Nexstar Broadcasting, Inc. 2018 Term Loan B3, 2.654%, (1 mo. USD LIBOR + 2.250%), 1/17/24 (a)	105,090		99,363
USI, Inc. 2017 Repriced Term Loan, 3.404%, (1 mo. USD LIBOR + 3.000%), 5/16/24 (a)	170,625		160,672
Wyndham Hotels & Resorts, Inc. Term Loan B, 2.237%, (1 mo. USD LIBOR + 1.750%), 5/30/25 (a)	128,050		118,486

			1,376,809

Consumer Staples – 0.1%
Coty Inc. 2018 USD Term Loan B, 3.171%, (1 mo. USD LIBOR + 2.250%), 4/7/25 (a)	203,748		169,111

			169,111

Financials – 0.1%
Iron Mountain, Inc. 2018 Term Loan B, 2.154%, (1 mo. USD LIBOR + 1.750%), 1/2/26 (a)	142,100		133,929

			133,929

Domini Impact Bond Fund

Portfolio of Investments (continued)

April 30, 2020 (Unaudited)

Security	Principal Amount*		Value
Health Care – 0.1%
Nets Holding A/S EUR Term Loan B1E, 3.250%, (3 mo. EUR EURIBOR + 3.250%), 2/6/25 (a)	176,389	EUR	$181,727

			181,727

Information Technology – 0.1%
Blackhawk Network Holdings, Inc 2018 1st Lien Term Loan, 3.154%, (1 mo. USD LIBOR + 2.750%), 6/15/25 (a)	176,850		153,086
SS&C Technologies Holdings Europe S.A.R.L. 2018 Term Loan B4, 2.154%, (1 mo. USD LIBOR + 1.750%), 4/16/25 (a)	48,315		46,698
SS&C Technologies Inc. 2018 Term Loan B3, 2.154%, (1 mo. USD LIBOR + 1.750%), 4/16/25 (a)	67,709		65,436

			265,220

Utilities – 1.1%
Adient US LLC Term Loan B, 5.742%, (3 mo. USD LIBOR + 4.000%), 5/6/24 (a)	223,313		202,726
Almonde, Inc. USD 1st Lien Term Loan, 4.500%, (6 mo. USD LIBOR + 3.500%), 6/13/24 (a)	254,663		222,405
Altice France S.A. USD Term Loan B12, 4.502%, (1 mo. USD LIBOR + 3.688%), 1/31/26 (a)	474,675		441,448
CHG PPC Parent LLC 2018 Term Loan B, 3.154%, (1 mo. USD LIBOR + 2.750%), 3/31/25 (a)	98,250		91,372
Crown Finance US, Inc. 2018 USD Term Loan, 3.322%, (6 mo. USD LIBOR + 2.250%), 2/28/25 (a)	154,771		102,149
Diamond (BC) B.V. USD Term Loan, 3.760%, (3 mo. USD LIBOR + 3.000%), 9/6/24 (a)	146,625		127,197
Go Daddy Operating Company, LLC 2017 Repriced Term Loan, 2.154%, (1 mo. USD LIBOR + 1.750%), 2/15/24 (a)	186,453		181,403
MA FinanceCo., LLC USD Term Loan B3, 2.904%, (1 mo. USD LIBOR + 2.500%), 6/21/24 (a)	28,980		27,010
Russell Investments US Inst’l Holdco, Inc. Term Loan B, 3.822%, (6 mo. USD LIBOR + 2.750%), 6/1/23 (a)	387,551		356,935
Seattle Spinco, Inc. USD Term Loan B3, 2.904%, (1 mo. USD LIBOR + 2.500%), 6/21/24 (a)	195,711		182,403

			1,935,048

Total Senior Floating Rate Interests
(Cost $4,432,899)			4,061,844

Asset Backed Securities – 0.7%
Carmax Auto Owner Trust
Series 2016-2, Class B, 2.160%, 12/15/21	135,000		135,074
Series 2016-2, Class C, 2.560%, 2/15/22	260,000		260,111
Series 2016-3, Class B, 1.900%, 4/15/22	95,000		95,224
Series 2016-3, Class C, 2.200%, 6/15/22	75,000		74,992
Series 2017-4, Class C, 2.700%, 10/16/23	250,000		250,147
CNH Equipment Trust Series 2016-C, Class B, 1.930%, 3/15/24	20,000		19,987
SBA Tower Trust Series 2014-2A, Class C, 3.869%, 10/15/49 (b)(d)	500,000		514,503

Total Asset Backed Securities
(Cost $1,334,827)			1,350,038

Domini Impact Bond Fund

Portfolio of Investments (continued)

April 30, 2020 (Unaudited)

Security	Principal Amount*	Value
Certificates of Deposit – 0.3%
Self-Help Credit Union, 2.200%, 6/25/21	100,000	$101,935
Self-Help Federal Credit Union, 2.500%, 6/27/22	400,000	415,377

Total Certificates of Deposit
(Cost $500,000)		517,312

Total Long Term Investments
(Cost $199,667,170)		208,109,787

Short Term Investments – 11.1%
U.S. Government Agency Obligations – 11.1%
Federal Home Loan Bank Discount Notes
0.000%, 5/14/20	12,000,000	11,999,653
0.000%, 5/27/20	8,000,000	7,999,538

Total Short Term Investments
(Cost $19,985,699)		19,999,191

Total Investments – 126.7% (Cost $219,652,869)		228,108,978
Other Liabilities, less assets – (26.7)%		(48,076,126)

Net Assets – 100.0%		$180,032,852

*	The principal amount is stated in U.S. dollars unless otherwise indicated.
(a)

Floating/Variable note with current rate and current maturity or next reset date shown. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(b)

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. At April 30, 2020, the aggregate value of these securities was $24,540,553, representing 13.6% of net assets.

(c)	A portion or all of the security was purchased as a when issued or delayed delivery security.
(d)	Step coupon bond.

Abbreviations

TBA — To Be Announced

AGM — Assured Guaranty Municipal Corporation

NATL — National Public Finance Guarantee Corporation

CAD — Canadian Dollar

EUR — Euro

JPY — Japanese Yen

At April 30, 2020, the Fund had the following forward currency contracts outstanding.

Currency	Counterparty	Contract Type	Settlement Date	Quantity	Value	Unrealized Appreciation (Depreciation)
Canadian Dollar	Morgan Stanley & Co. International PLC	Sell	6/17/20	1,052,000	$757,523	$66
Euro	Morgan Stanley & Co. International PLC	Sell	5/29/20	155,000	169,850	(1,813)
Euro	Deutsche Bank AG	Sell	6/17/20	1,370,000	1,501,863	32,332
Euro	JP Morgan Chase Bank N.A.	Sell	6/17/20	302,000	331,067	1,919

						$32,504

At April 30, 2020, the Fund had the following future contracts outstanding.

Description	Number of Contracts	Notional Amount	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Canadian Government Bond (Long)	5	$500,000	$537,780	6/19/20	$2,073
Euro Bund (Short)	10	$(1,000,000)	$(1,910,531)	6/8/20	$6,803

					$8,876

At April 30, 2020, the Fund had the following centrally cleared interest rate swap contracts outstanding.

Description	Counterparty/ Exchange	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Receive Fixed rate 2.590% Pay Floating rate 3 month USD BBA LIBOR	Morgan Stanley LCH	2/5/24	$3,800,000	$320,865	$140,053	$180,812
Pay fixed rate 1.769% Receive Floating rate 3 month USD BBA LIBOR	Morgan Stanley LCH	10/30/29	445,000	(48,109)	—	(48,109)
Pay fixed rate 1.766% Receive Floating rate 3 month USD BBA LIBOR	Morgan Stanley LCH	10/30/29	405,000	(43,652)	—	(43,652)
Pay fixed rate 1.727% Receive Floating rate 3 month USD BBA LIBOR	Morgan Stanley LCH	10/29/29	890,000	(92,517)	—	(92,517)
Pay fixed rate 1.721% Receive Floating rate 3 month USD BBA LIBOR	Morgan Stanley LCH	10/29/29	535,000	(55,313)	—	(55,313)
Pay fixed rate 1.765% Receive Floating rate 3 month USD BBA LIBOR	Morgan Stanley LCH	10/30/29	450,000	(48,459)	—	(48,459)
Pay fixed rate 1.770% Receive Floating rate 3 month USD BBA LIBOR	Morgan Stanley LCH	10/30/29	410,000	(44,364)	—	(44,364)
Receive Fixed rate 1.430% Pay Floating rate 3 month USD BBA LIBOR	Morgan Stanley LCH	8/28/29	1,790,000	134,675	—	134,675
Receive Fixed rate 1.940% Pay Floating rate 3 month USD BBA LIBOR	Morgan Stanley LCH	11/8/49	550,000	168,310	165,340	2,970
Pay fixed rate 0.836% Receive Floating rate 3 month USD BBA LIBOR	Morgan Stanley LCH	3/20/30	745,000	(14,725)	—	(14,725)
Pay fixed rate 0.560% Receive Floating rate 3 month USD BBA LIBOR	Morgan Stanley LCH	4/8/27	485,000	(1,115)	3,250	(4,365)
Pay fixed rate 0.780% Receive Floating rate 3 month USD BBA LIBOR	Morgan Stanley LCH	4/14/30	5,420,000	(72,420)	(53,575)	(18,845)
Pay fixed rate 0.910% Receive Floating rate 3 month USD BBA LIBOR	Morgan Stanley LCH	4/22/50	329,000	(7,897)	(9,859)	1,962

Description	Counterparty/ Exchange	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Receive Fixed rate 0.691% Pay Floating rate 3 month USD BBA LIBOR	Morgan Stanley LCH	4/14/27	615,000	7,024	—	7,024
Receive Fixed rate 0.637% Pay Floating rate 3 month USD BBA LIBOR	Morgan Stanley LCH	4/14/27	615,000	4,749	—	4,749
Receive Fixed rate 0.910% Pay Floating rate 3 month USD BBA LIBOR	Morgan Stanley LCH	3/27/50	100,000	2,402	646	1,756
Receive Fixed rate 0.687% Pay Floating rate 3 month USD BBA LIBOR	Morgan Stanley LCH	4/15/27	620,000	6,972	—	6,972
Receive Fixed rate 0.682% Pay Floating rate 3 month USD BBA LIBOR	Morgan Stanley LCH	4/15/27	620,000	6,736	—	6,736
Receive Fixed rate 0.482% Pay Floating rate 3 month USD BBA LIBOR	Morgan Stanley LCH	4/1/25	760,000	2,179	—	2,179
Receive Fixed rate 0.480% Pay Floating rate 3 month USD BBA LIBOR	Morgan Stanley LCH	4/7/25	1,145,000	3,062	—	3,062
Receive Fixed rate 0.690% Pay Floating rate 3 month USD BBA LIBOR	Morgan Stanley LCH	5/20/27	2,613,000	32,783	32,297	486
Receive Fixed rate 0.310% Pay Floating rate 3 month USD BBA LIBOR	Morgan Stanley LCH	6/17/22	4,500,000	2,334	1,621	713
Receive Fixed rate 0.810% Pay Floating rate 3 month USD BBA LIBOR	Morgan Stanley LCH	9/16/50	685,000	(2,563)	(2,297)	(266)

					$277,476	$(16,519)

At April 30, 2020, the Fund had the following centrally cleared credit default swap contracts outstanding.

Description	Counterparty/ Exchange	Expiration Date	Notional Amount (a)	Value (b)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Buy Protection (c):
CDX-NAHY Series 34, Version 1, 5 Year Index, fixed rate 5.000% (d)	Morgan Stanley ICE	6/20/25	$7,900,000	$(414,524)	$(877,062)	$462,538

					$(877,062)	$462,538

(a)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(b)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(c)

If the Fund is a buyer/(seller) of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller/(pay to the buyer) of protection an amount equal to the notional amount of the swap and deliver/(take delivery) of the referenced obligation or underlying securities comprising the referenced index or (ii) receive/(pay) a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation of underlying securities comprising the referenced index.

(d)	Ratings of Moody’s/S&P — B1/B+

Abbreviations

LCH — London Clearing House

ICE — Intercontinental Exchange

See Notes to Portfolio of Investments

Domini Impact Bond Fund

NOTES TO PORTFOLIO OF INVESTMENTS

April 30, 2020 (Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Domini Impact Bond Fund (the “Fund”) is a series of the Domini Investment Trust. The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (the “FASB”) Accounting Standard Codification Topic 946 “Financial Services — Investment Companies”. The Fund offers Investor Shares, Institutional Shares and Class Y shares. Institutional shares and Class Y shares were not offered prior to November 30, 2011, and June 15, 2018, respectively. As of April 30, 2020, the Class Y shares of the Bond Fund had not yet commenced operations. Each class of shares is sold at its offering price, which is net asset value. The Institutional shares may only be purchased by or for the benefit of investors that meet the minimum investment requirements, and fall within the following categories: endowments, foundations, religious organizations and other nonprofit entities, individuals, retirement plan sponsors, family office clients, certain corporate or similar institutions, or omnibus accounts maintained by financial intermediaries and that are approved by the Fund’s Distributor. Class Y shares may only be purchased through omnibus accounts held on the books of the Fund for financial intermediaries that have been approved by the Funds’ distributor. Each class of shares has identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets, and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and registration fees, directly attributable to that class. Institutional shares are not subject to distribution fees. The Fund seeks to provide its shareholders with a high level of current income and total return by investing in bonds and other debt instruments that are consistent with the Fund’s social and environmental standards and the submanager’s security selection approach.

(A) Valuation of Investments. Bonds and other fixed-income securities (other than obligations with maturities of 60 days or less) are valued on the basis of valuations furnished by an independent pricing service, use of which has been approved by the Board of Trustees of the Fund. In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques that take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data, without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. Short-term obligations of sufficient credit quality (maturing in 60 days or less) are valued at amortized cost, which constitutes fair value as determined by the Board of Trustees of the Fund. Securities (other than short-term obligations with remaining maturities of 60 days or less) for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Fund’s Board of Trustees.

The Fund follows a fair value hierarchy that distinguishes between (a) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (b) the Fund’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, and evaluated quotation obtained from pricing services)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of April 30, 2020, in valuing the Fund’s assets carried at fair value:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Long Term Investments in Securities:
Mortgage Backed Securities	$—	$98,094,004	$—	$98,094,004
Corporate Bonds and Notes	—	55,640,154	—	55,640,154
U.S. Government Agency Obligations	—	21,637,248	—	21,637,248
Municipal Bonds	—	18,539,511	—	18,539,511
Foreign Government & Agency Securities	—	8,269,676	—	8,269,676
Senior Floating Rate Interests	—	4,061,844	—	4,061,844

Domini Impact Bond Fund

NOTES TO PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2020 (Unaudited)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Asset Backed Securities	—	1,350,038	—	1,350,038
Certificates of Deposit	—	517,312	—	517,312

Total Long Term Investments	$—	$208,109,787	$—	$208,109,787

Short Term Investments in Securities:
U.S. Government Agency Obligations	—	19,999,191	—	19,999,191

Total Short Term Investments	$—	$19,999,191	$—	$19,999,191

Total Investment in Securities	$—	$228,108,978	$—	$228,108,978

Other Financial Instruments:
Forward Currency Contracts	—	34,317	—	34,317
Futures		8,876	—	8,876
Credit Default Swap - CCP	—	462,538	—	462,538
Interest Rate Swap - CCP	—	354,096	—	354,096

Total Other Financial Instruments	$—	$859,827	$—	$859,827

Liabilities:
Other Financial Instruments:
Forward Currency Contracts	—	(1,813)	—	(1,813)
Interest Rate Swap - CCP	—	(370,615)	—	(370,615)

Total Other Financial Instruments	$—	$(372,428)	$—	$(372,428)